Fresh Start Accounting (Details) - USD ($)			12 Months Ended
		Sep. 18, 2014	Sep. 30, 2015	Jun. 30, 2016	Mar. 21, 2016	Jul. 20, 2015	Sep. 30, 2014	Sep. 30, 2013
Current assets
Cash			$ 994,830	$ 84,904
Total Current Assets			998,645	3,584,904
Total Assets			1,002,460	3,588,719
Liabilities and Equity (Deficit)
Total liabilities subject to compromise			369,103	2,061,446
Commitments and Contingencies (Note 5)
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Predecessor/Successor Common Stock			3,114	209,353
Additional paid-in capital			1,295,845	1,987,127
Retained earnings			(315,602)	(353,605)
Total equity (deficit)		$ 54,594	633,357	1,527,273			$ 31,359	$ (1,880,174)
Total liabilities and equity (deficit)			$ 1,002,460	$ 3,588,719
Predecessor/Successor Common Stock, authorized			360,000,000	360,000,000	360,000,000
Predecessor/Successor Common Stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001
Predecessor/Successor Common Stock, issued			3,113,856	209,352,897
Predecessor/Successor Common Stock, outstanding			3,113,856	209,352,897
Metu Brands, Inc [Member]
Current assets
Cash		$ 0	$ 3,360				0	$ 618
Total Current Assets			3,634				795
Property, plant and equipment, net			0				0
Total Assets			68,228				65,389
Liabilities and Equity (Deficit)
Total liabilities subject to compromise			39,150				34,030
Commitments and Contingencies (Note 5)
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Predecessor/Successor Common Stock			60,011				11
Additional paid-in capital			24,582				54,582
Retained earnings			(55,516)				(23,235)
Total equity (deficit)			29,078				31,359
Total liabilities and equity (deficit)			$ 68,228				$ 65,389
Predecessor Preferred Stock, authorized		10,000,000
Predecessor Preferred Stock, par value (in dollars per share)		$ 0.001
Predecessor Preferred Stock, issued		271
Predecessor Preferred Stock, outstanding		271
Successor Preferred Stock, authorized		10,000,000
Successor Preferred Stock, par value (in dollars per share)		$ 0.001
Successor Preferred Stock, issued		54,593,032
Successor Preferred Stock, outstanding		54,593,032
Predecessor/Successor Common Stock, authorized		90,000,000	90,000,000				90,000,000
Predecessor/Successor Common Stock, par value (in dollars per share)		$ 0.001	$ 0.001				$ 0.001
Predecessor/Successor Common Stock, issued		54,593,032	60,011,144				11,144
Predecessor/Successor Common Stock, outstanding		54,593,032	60,011,144				11,144
Metu Brands, Inc [Member] | Convertible Preferred Stock [Member]
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Predecessor Preferred Stock			$ 1				$ 1
Predecessor Preferred Stock, authorized			10,000,000				10,000,000
Predecessor Preferred Stock, par value (in dollars per share)			$ 0.001				$ 0.001
Predecessor Preferred Stock, issued			271				271
Predecessor Preferred Stock, outstanding			271				271
Metu Brands, Inc [Member] | Mr.Shulamit Lazar [Member]
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Amount paid to trustee		$ 20,000
Number of shares issued upon bankruptcy		30,000,000
Metu Brands, Inc [Member] | Innovation Consulting LLC [Member]
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Amount paid to trustee		$ 5,000
Metu Brands, Inc [Member] | Innovation Consulting LLC [Member] | Convertible Preferred Stock [Member]
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Number of shares issued upon bankruptcy		271	271
Prior Bankruptcy [Member] | Metu Brands, Inc [Member]
Current assets
Cash		$ 548
Accounts receivable		1,238
Total Current Assets		1,786
Property, plant and equipment, net		37,249
Intangible assets, net		192,864
Total Assets		231,899
Liabilities and Equity (Deficit)
Total liabilities subject to compromise		2,112,143
Commitments and Contingencies (Note 5)
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Predecessor Preferred Stock		1
Successor Preferred Stock
Predecessor/Successor Common Stock		54,593
Additional paid-in capital		28,615,490
Retained earnings		(30,550,328)
Total equity (deficit)		(1,880,244)
Total liabilities and equity (deficit)		231,899
Post Bankruptcy [Member] | Metu Brands, Inc [Member]
Current assets
Cash		0
Accounts receivable		0
Total Current Assets		0
Property, plant and equipment, net		0
Intangible assets, net		54,594
Total Assets		54,594
Liabilities and Equity (Deficit)
Total liabilities subject to compromise		0
Commitments and Contingencies (Note 5)
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Predecessor Preferred Stock		0
Successor Preferred Stock		1
Predecessor/Successor Common Stock		54,593
Additional paid-in capital		0
Retained earnings		0
Total equity (deficit)		54,594
Total liabilities and equity (deficit)		54,594
Dr(CR) Reorganization Adjustments [Member] | Metu Brands, Inc [Member]
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Cash - reorganization adjustments	[1]	(548)
Accounts receivable - reorganization adjustments	[1]	(1,238)
Property, plant and equipment, net - reorganization adjustments	[1]	(37,249)
Intangible assets, net - reorganization adjustments	[1]	(192,864)
Total liabilities subject to compromise - reorganization adjustments	[1]	2,112,143
Additional paid-in capital - reorganization adjustments	[1]	(1,880,244)
Total liabilities and equity (deficit) - reorganization adjustments		0
Dr(CR) Fresh Start Adustments [Member] | Metu Brands, Inc [Member]
Metu Brands, Inc. (""MTOO"") shareholders' deficit
Intangible assets, net - fresh start adjustments	[2]	54,594
Predecessor Preferred Stock - fresh start adjustments	[3]	(1)
Successor Preferred Stock - fresh start adjustments	[2]	1
Additional paid-in capital - fresh start adjustments	[3]	30,495,734
Retained earnings - fresh start adjustments	[4]	(30,550,328)
Total liabilities and equity (deficit) - fresh start adjustments		$ 0

[1]	Reorganization adjustments reflect the transfer of $2,112,143 of liabilities subject to compromise and assets to the bankruptcy trustee in accordance with the plan of bankruptcy provisions.
[2]	Fresh-start adjustments under section 852-10-45-17 as of the date of sale of the corporate shell to reflect intangible assets sale through section 363 of the bankruptcy code.
[3]	Fresh-start adjustments under ASC 852-10-45-17 to predecessor preferred stock and APIC reflect the cancellation of the predecessor's preferred stock.
[4]	Fresh-start adjustment to retained earnings (accumulated deficit) resets accumulated deficit to zero.